Fair Value - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value, level transfers, Amount	$ 0	$ 0	$ 0
Liabilities measured at fair value on a non-recurring basis	$ 0	$ 0	$ 0